AGS STAT SUP-1 092914

Statutory Prospectus Supplement dated September 29, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO INCOME ALLOCATION FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014”

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO INTERNATIONAL ALLOCATION FUND – Management of the Fund” in the statutory prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014”

The following information replaces in its entirety the last paragraph appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“The portfolio manager for Invesco Income Allocation Fund and Invesco International Allocation Fund is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the respective Funds.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Income Allocation Fund” in the statutory prospectus:

•	“Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

The portfolio manager is assisted by investment professionals from Invesco’s Solutions Team. Members of the team may change from time to time.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco International Allocation Fund” in the statutory prospectus:

•	“Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

The portfolio manager is assisted by investment professionals from Invesco’s Solutions Team. Members of the team may change from time to time.”

AGS STAT SUP-1 092914

INCAL STAT SUP -1 092914

Statutory Prospectus Supplement dated September 29, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Income Allocation Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Manager” in the statutory prospectus:

“The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:

•	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

The portfolio manager is assisted by investment professionals from Invesco’s Solutions Team. Members of the team may change from time to time.

The underlying funds are managed by investment professionals.

More information on the Fund’s portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

INCAL STAT SUP -1 092914

INTAL STAT SUP -1 092914

Statutory Prospectus Supplement dated September 29, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco International Allocation Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Manager” in the statutory prospectus:

“The following individual is primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the Fund:

•	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2000.

The portfolio manager is assisted by investment professionals from Invesco’s Solutions Team. Members of the team may change from time to time.

The underlying funds are managed by investment professionals.

More information on the Fund’s portfolio manager and the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

INTAL STAT SUP -1 092914

AGS SUP-3 092914

Statement of Additional Information Supplement dated September 29, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6, S, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Small Cap Growth Fund

The following information replaces in its entirety the Investments table and the Assets Managed table appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2013 (unless otherwise noted):

Investments

The following information is as of December 31, 2013:

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Conservative Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	$500,001 - $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	$500,001 - $1,000,000
Scott Wolle	None	N/A	Over $1,000,000

Invesco Global Low Volatility Equity Yield Fund
Michael Abata	None	N/A	$50,001 - $100,000
Karl Bayer	None[4]	N/A	None
Uwe Draeger	None[4]	N/A	$10,001 - $50,000
Nils Huter	None[4]	N/A	$50,001 - $100,000
Charles Ko	None	N/A	None
Jens Langewand	None[4]	N/A	None
Andrew Waisburd	None	N/A	$50,001 - $100,000

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Shares of the Fund are not sold in Germany, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

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AGS SUP-3 092914

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Growth Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	$500,001 - $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	$500,001 - $1,000,000
Scott Wolle	None	N/A	Over $1,000,000

Invesco Income Allocation Fund
Duy Nguyen[5]	None	None	$100,001 - $500,000

Invesco International Allocation Fund
Duy Nguyen[5]	$1 - $10,000	None	$100,001 - $500,000

Invesco Mid Cap Core Equity Fund
Brian Nelson	$100,001 - $500,000	N/A	Over $1,000,000
Ronald Sloan	Over $1,000,000	N/A	Over $1,000,000

Invesco Moderate Allocation Fund
Mark Ahnrud	None	N/A	Over $1,000,000
Chris Devine	None	N/A	$500,001 - $1,000,000
Scott Hixon	None	N/A	Over $1,000,000
Christian Ulrich	None	N/A	$500,001 - $1,000,000
Scott Wolle	None	N/A	Over $1,000,000

Invesco Small Cap Growth Fund
Juliet Ellis	Over $1,000,000	N/A	Over $1,000,000
Juan Hartsfield	$500,001 - $1,000,000	N/A	Over $1,000,000
Clay Manley	$100,001 - $500,000	N/A	$500,001 - $1,000,000

Assets Managed

The following information is as of December 31, 2013:

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Invesco Conservative Allocation Fund
Mark Ahnrud	34	$25,086.6	5[6]	$3,527.2[6]	1	$1,307.5
Chris Devine	34	$25,086.6	5[6]	$3,527.2[6]	1	$1,307.5
Scott Hixon	34	$25,086.6	5[6]	$3,527.2[6]	1	$1,307.5
Christian Ulrich	34	$25,086.6	5[6]	$3,527.2[6]	1	$1,307.5
Scott Wolle	34	$25,086.6	5[6]	$3,527.2[6]	1	$1,307.5

Invesco Global Low Volatility Equity Yield Fund
Michael Abata	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]

5	Mr. Nguyen began serving as a portfolio manager of Invesco Income Allocation Fund and Invesco International Allocation Fund on September 29, 2014. Information for Mr. Nguyen has been provided as of August 31, 2014.
6	This amount includes 1 fund that pays performance-based fees with $414.0M in total assets under management.
7	This amount includes 8 funds that pay performance-based fees with $1,126M in total assets under management.
8	This amount includes 19 funds that pay performance-based fees with $3,583M in total assets under management.

AGS SUP-3 092914

AGS SUP-3 092914

	Other Registered Investment Companies Managed (assets in millions)		Other Pooled Investment Vehicles Managed (assets in millions)		Other Accounts Managed (assets in millions)
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Karl Bayer	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]
Uwe Draeger	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]
Nils Huter	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]
Charles Ko	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]
Jens Langewand	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]
Andrew Waisburd	13	$3,505	44[7]	$8,022[7]	94[8]	$14,773[8]

Invesco Growth Allocation Fund
Mark Ahnrud	34	$24,259.3	5[6]	$3,527.2[6]	1	$1,307.5
Chris Devine	34	$24,259.3	5[6]	$3,527.2[6]	1	$1,307.5
Scott Hixon	34	$24,259.3	5[6]	$3,527.2[6]	1	$1,307.5
Christian Ulrich	34	$24,259.3	5[6]	$3,527.25[6]	1	$1,307.5
Scott Wolle	34	$24,259.3	5[6]	$3,527.2[6]	1	$1,307.5

Invesco Income Allocation Fund
Duy Nguyen[5]	5	$306.3	7	$946.2	None	None

Invesco International Allocation Fund
Duy Nguyen[5]	5	$306.3	7	$946.2	None	None

Invesco Mid Cap Core Equity Fund
Brian Nelson	7	$9,096.4	1	$107.1	1,444[9]	$296.3[9]
Ronald Sloan	4	$8,164.8	None	None	1,444[9]	$296.3[9]

Invesco Moderate Allocation Fund
Mark Ahnrud	34	$24,534.6	5[6]	$3,527.2[6]	1	$1,307.5
Chris Devine	34	$24,534.6	5[6]	$3,527.2[6]	1	$1,307.5
Scott Hixon	34	$24,534.6	5[6]	$3,527.2[6]	1	$1,307.5
Christian Ulrich	34	$24,534.6	5[6]	$3,527.2[6]	1	$1,307.5
Scott Wolle	34	$24,534.6	5[6]	$3,527.2[6]	1	$1,307.5

Invesco Small Cap Growth Fund
Juliet Ellis	12	$5,675.2	1	$904.3	2	$344.9
Juan Hartsfield	12	$5,675.2	2	$1,231.4	2	$344.9
Clay Manley	7	$3,400.5	None	None	1	$86.8

9	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

AGS SUP-3 092914